Employee expenses (Tables)	12 Months Ended
Dec. 31, 2022
Employee expenses [Abstract]
Employee Expenses
	Year ended December 31,
	2022	2021	2020
	$’000	$’000	$’000
Salary and related expenses	4,337	1,862	4
Social security costs	382	115	1
Shared based compensation expense	1,671	366	—
	6,390	2,343	5